Shareholder Report, Holdings (Details) - Alpha Brands(TM) Consumption Leaders ETF	Jun. 30, 2025
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
TJX Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Apollo Global Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
T-Mobile U.S., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Retail & Whsle - Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Consumer Discretionary Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Retail & Wholesale - Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Tech Hardware & Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%